SHORT-TERM AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2020
Notes Payable to Banks [Member]
Debt Instrument Line Items
Schedule of aggregate principal annual payments of the bonds

As of June 30, 2020, the aggregate principal annual maturities are as follows:

Repayment amount

Reminder of 2020	4,167
2021	8,333

Present value of principal payments	12,500
Less: current portion	(8,333)

Long-term debt	$4,167